Other Receivables, Net - Schedule of Other Receivables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Other Receivables, Net [Abstract]
Other receivables	$ 3,857,418	$ 6,893,337
Less: allowance for credit losses		(542,746)
Other receivables, net	$ 3,857,418	$ 6,350,591